Summary of Significant Accounting Policies - Derivatives (Details)	12 Months Ended
Dec. 31, 2016
Foreign currency forward and option contracts | Non-designated Hedges | Maximum
Derivative [Line Items]
Maturity period of derivative contracts	1 year